Note 7 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rental expense	$ 766	$ 758
Depreciation expense	511	545
Interest expense	28	41
Total finance lease cost	$ 539	$ 586